SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
	Triple Net Lease Properties	Managed Properties	Consolidated	Triple Net Lease Properties	Managed Properties	Consolidated	Triple Net Lease Properties	Managed Properties	Consolidated
Revenues
Resident fees and services	$—	$336,739	$336,739	$—	$359,472	$359,472	$—	$277,324	$277,324
Rental revenue	112,391	—	112,391	112,966	—	112,966	111,154	—	111,154
Less: Property operating expense	—	230,045	230,045	—	243,027	243,027	—	189,543	189,543
Segment NOI	$112,391	$106,694	$219,085	$112,966	$116,445	$229,411	$111,154	$87,781	$198,935

Depreciation and amortization			139,942			184,546			160,318
Interest expense			93,597			91,780			75,021
Acquisition, transaction and integration expense			2,453			3,942			13,444
Management fees and incentive compensation to affiliate			18,225			18,143			14,279
General and administrative expense			15,307			15,194			15,233
Loss on extinguishment of debt			3,902			245			5,091
Other expense			1,702			727			1,629
Total expenses			275,128			314,577			285,015
Gain on sale of real estate			71,763			13,356			—
Income (loss) before income taxes			15,720			(71,810)			(86,080)
Income tax expense (benefit)			3,512			439			(3,655)
Net income (loss)			$12,208			$(72,249)			$(82,425)

Property operating expense includes property management fees and travel reimbursement costs. We also reimbursed the Property Managers for property-level payroll expenses. See Note 9 for additional information on these expenses related to Blue Harbor and Holiday.

Assets by reportable business segment are reconciled to total assets as follows:

	December 31, 2017		December 31, 2016
	Amount	Percentage	Amount	Percentage
Managed Properties	$1,430,957	57.1%	$1,639,726	58.1%
Triple Net Lease Properties	980,666	39.1%	1,151,102	40.8%
All other assets (A)	96,404	3.8%	30,900	1.1%
Total assets	$2,508,027	100.0%	$2,821,728	100.0%

(A)	Primarily consists of corporate cash which is not directly attributable to our reportable business segments.

Revenue from External Customers by Geographic Areas
The following table presents the percentage of total revenues by geographic location:

	As of and for the year ended December 31, 2017		As of and for the year ended December 31, 2016
	Number of Communities	% of Total Revenue	Number of Communities	% of Total Revenue
Florida	15	18.0%	26	19.8%
Texas	13	12.2%	19	12.0%
California	11	10.2%	11	10.0%
North Carolina	9	6.6%	9	6.4%
Pennsylvania	7	6.2%	7	6.0%
Oregon	9	5.0%	9	5.3%
Other	69	41.8%	71	40.5%
Total	133	100.0%	152	100.0%